Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2015
Other non-current assets
Schedule of other non-current assets

	As of December 31,
	2014	2015
	RMB	RMB
Prepayments for purchase of office building	288,999	456,457
Online direct sales and online marketplace receivables	—	976,486
Staff loans	—	39,903
Prepayments for purchase of land use rights	96,911	60,519
Rental deposits	108,621	182,256
Prepayments for purchase of property, equipment and software	110,469	70,873
Bridge loans	—	258,167
Others	20,391	62,012

Total	625,391	2,106,673